RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions and Balances

(a)          Related parties(1)

Name of related parties	Relationship with the Company

i) Tencent Limited and its affiliates (“Tencent”)	A shareholder of the Company

(1)	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2018, 2019 and 2020.

(b)	The Company had the following significant related party transactions for the years ended December 31, 2018, 2019 and 2020:

	2018 $	2019 $	2020 $
Royalty fee and license fee to:
- Tencent	96,713	122,234	110,686

Services provided by:
- Tencent	13,066	19,005	23,352

Issuance of convertible notes to:
- Tencent	50,000	–	–

Interest expense to:
- Tencent	2,092	563	–

Conversion of convertible notes (principal amount) by:
- Tencent	–	100,000	–

(c)	The Company had the following related party balances for the years ended December 31, 2019 and 2020:

	December 31,
	2019 $	2020 $
Amounts due from related parties:
Current:
- Tencent	477	553

Amounts due to related parties:
Current:
- Tencent	34,970	38,416